Segmented Information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segmented Information

20.	Segmented Information

During the years ended December 31, 2025, and 2024, the Company’s operations were in the resource industry in Turkey with head offices in Canada and a satellite office in Sofia, Bulgaria.

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2025
Revenue	$-	$2,880,658	$-	$2,880,658
Finance cost	(2,472,725)	(624,086)	-	(3,096,811)
Depletion	-	(139,550)	-	(139,550)
Depreciation	(8,206)	(56,583)	-	(64,789)
Accretion of asset retirement obligation	-	(269,386)	-	(269,386)
Stock-based compensation	(18,543)	-	-	(18,543)
Gain on debt settlement	577,725	-	-	577,725
Loss on write-off of notes and other receivables	(101,303)	-	-	(101,303)
Loss on sale and revaluation of AHFS	-	(328,631)	-	(328,631)
Impairment of O&G assets	-	(54,498,394)	-	(54,498,394)
Gain on net monetary position	-	12,791,869	-	12,791,869
Net loss	(3,627,177)	(45,592,713)	(1,011)	(49,220,901)
As at December 31, 2025
Current assets	$445,210	$764,000	$5,765	$1,214,975
Non-current assets	17,125	1,870,843	-	1,887,968
Current liabilities	$(16,997,003)	$(18,445,015)	$(146,338)	$(35,588,356)

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

20.	Segmented Information (continued)

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2024
Revenue	$-	$7,000,836	$-	$7,000,836
Finance cost	(2,536,892)	(23,756)	-	(2,560,648)
Depletion	-	(1,300,417)	-	(1,300,417)
Depreciation	(8,394)	(79,014)	-	(87,408)
Accretion of asset retirement obligation	-	(269,114)	-	(269,114)
Stock-based compensation	(1,058,222)	-	-	(1,058,222)
Impairment of O&G assets	-	(9,892,000)	-	(9,892,000)
Loss on debt extinguishment	(264,050)	-	-	(264,050)
Loss on sale and revaluation of AHFS	-	(132,737)	-	(132,737)
Gain on net monetary position	-	18,431,488	-	18,431,488
Net loss	(7,480,808)	(1,647,834)	-	(9,128,642)
As at December 31, 2024
Non-current assets	$24,277	$52,226,749	$-	$52,251,026

	Canada	Turkey	Bulgaria	Total
Year ended December 31, 2023
Revenue	$-	$16,797,366	$-	$16,797,366
Finance cost	(2,202,324)	(46,731)	-	(2,249,055)
Depletion	-	(5,119,174)	-	(5,119,174)
Depreciation	(8,497)	(167,267)	-	(175,764)
Accretion of asset retirement obligation	-	(219,536)	-	(219,536)
Stock-based compensation	(2,397,261)	-	-	(2,397,261)
Loss on debt extinguishment	(8,500)	-	-	(8,500)
Loss on impairment of assets held for sale	-	(1,556,787)	-	(1,556,787)
Gain on net monetary position	-	18,984,099	-	18,984,099
Net income (loss)	(7,900,218)	7,861,094	(4,718)	(43,842)
As at December 31, 2023
Non-current assets	$35,021	$53,710,753	$-	$53,745,774

The Company’s breakdown of net revenue by product segment is as follows:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Oil	$2,553,065	$3,323,925	$3,055,800
Gas	327,593	3,676,911	13,741,566
	$2,880,658	$7,000,836	$16,797,366

The Company has major customer concentration risk as all oil is sold to one customer and all gas is sold to a second customer.

The Company incurs royalties of 12.5%. During the year ended December 31, 2025, the Company incurred royalties totaling $303,314 (2024 - $773,021 and 2023 - $2,242,613) which is included in general and administrative expenses on the statements of loss and comprehensive loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)